Leases - Cash Flow From Lease Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance leases	$ 16	$ 9	$ 8
Financing cash outflows from finance leases	75	55	42
Operating cash outflows from operating leases	961	1,020	1,135
ROU assets obtained in exchange for new finance lease liabilities	355	196	46
ROU assets obtained in exchange for new operating lease liabilities	$ 1,220	$ 705	$ 779